Events after the reporting period	12 Months Ended
Dec. 31, 2022
Events After Reporting Period
Events after the reporting period

34	Events after the reporting period

●	Replacement of the CEO

On January 12, 2023, the Board of Directors elected Mr. André Gustavo Salcedo Teixeira Mendes as CEO of the Company, replacing Mr. Benedito Pinto Ferreira Braga Junior. Additionally, under paragraph 2 of article 8 and article 12 of the Bylaws, Mr. André Gustavo Salcedo Teixeira Mendes will be part of the Board of Directors as long as he holds office as CEO.

●	Election of new Executive Board members

At a meeting held on January 30, 2023, the new members elected for the Executive Board were:

(i) Mr. Bruno Magalhães D’Abadia, as Technology, Project, and Environment Officer, to replace Mr. Alceu Segamarchi Junior;

(ii) Mr. Roberval Tavares de Souza, as Regional Systems Officer, to replace Mr. Antônio Carlos Teixeira;

(iii) Ms. Paula Alessandra Bonin Costa Violante, as Metropolitan Officer, to replace Mr. Ricardo Daruiz Borsari.

Furthermore, on February 9, 2023, the Board of Directors elected new members for the Executive Board:

(i) Ms. Catia Cristina Teixeira Pereira, as Chief Economic, Financial, and Investor Relations Officer, as of March 1, 2023;

(ii) Ms. Sabrina de Menezes Correa Furstenau Sabino, as Chief Corporate Management Officer.

Finally, further to the Material Fact disclosed on January 30, 2023, the Company informs that the Board of Directors rectified the resolution regarding the positions to be held on the Executive Board on that date, whereby the Executive Officers elected at that meeting will now be responsible for the following Offices:

●	Mr. Bruno Magalhães D’Abadia, Regional Systems Board
●	Mr. Roberval Tavares de Souza, Metropolitan Board
●	Ms. Paula Alessandra Bonin Costa Violante, Technology, Project, and Environment Board
●	Amendment to the Extraordinary Tariff Revision

On February 16, 2023, the São Paulo State Utility Services Regulatory Agency (ARSESP) approved an amended schedule of the Extraordinary Tariff Revision, as follows:

Stages	Date
Publication of the Preliminary Technical Note of SABESP’s Extraordinary Tariff Revision	12/22/2022
Public Consultation	12/22/2022 to 01/06/2023
Public Hearing	01/05/2023
Publication of the Detailed Report	03/06/2023
Publication of the Final Technical Note and Resolution of SABESP’s Extraordinary Tariff Revision	Until 04/08/2023

●	Extraordinary Tariff Revision Result and Annual Tariff Readjustment

On April 6, 2023, in continuity to the Material Facts released on December 21, 2022 and February 16, 2023, SABESP informed its shareholders and the market in general that, the São Paulo State Utility Services Regulatory Agency (ARSESP) released Resolution nº 1,394/2023 related to the Extraordinary Tariff Revision and the Resolution nº 1,395/2023, which presents the new tariff values, authorizing the Company to apply a total tariff readjustment of 9.5609% to its current tariffs, result of the following composition:

  Inflation Index (February/2022 to February/2023) of 5.5964%;
  Efficiency factor (X factor) of 0.2142%;
  General Quality Index (GQI 2023) of 0.1280% to be discounted;
  Result of the Extraodinary Tariff Revision of 5.5532%;
  Compensatory Adjustment (referring to FY2021) of 1.4040% to be discounted.
●	Contract with International Finance Corporation – IFC

On April 7, 2023, SABESP informed its shareholders and the market in general, the ratification of the unenforceability of the bidding process for hiring specialized technical services to provide support and consultancy to the State in carrying out studies on SABESP's Privatization was published in the Official Gazette of the State of São Paulo.

In this regard, the contract with International Finance Corporation – IFC was signed on April 10, 2023. IFC is an agency linked to the World Bank, which will act as the advisor in this process.